Annual Total Returns ((Columbia LifeGoal Portfolios - ABCR R4 T), Class A)	0 Months Ended
Aug. 01, 2011
(Columbia LifeGoal Balanced Growth Portfolio) | Class A
Bar Chart Table:
Annual Return 2001	(3.18%)
Annual Return 2002	(10.32%)
Annual Return 2003	24.10%
Annual Return 2004	10.17%
Annual Return 2005	5.73%
Annual Return 2006	12.22%
Annual Return 2007	7.94%
Annual Return 2008	(28.31%)
Annual Return 2009	30.44%
Annual Return 2010	15.32%
(Columbia LifeGoal Growth Portfolio) | Class A
Bar Chart Table:
Annual Return 2001	(14.35%)
Annual Return 2002	(20.80%)
Annual Return 2003	34.03%
Annual Return 2004	14.27%
Annual Return 2005	9.50%
Annual Return 2006	16.53%
Annual Return 2007	10.25%
Annual Return 2008	(39.47%)
Annual Return 2009	34.87%
Annual Return 2010	19.03%
(Columbia LifeGoal Income and Growth Portfolio) | Class A
Bar Chart Table:
Annual Return 2001	2.38%
Annual Return 2002	(3.68%)
Annual Return 2003	14.94%
Annual Return 2004	6.38%
Annual Return 2005	4.16%
Annual Return 2006	9.08%
Annual Return 2007	6.15%
Annual Return 2008	(18.58%)
Annual Return 2009	23.07%
Annual Return 2010	11.43%
(Columbia LifeGoal Income Portfolio) | Class A
Bar Chart Table:
Annual Return 2004	4.59%
Annual Return 2005	1.36%
Annual Return 2006	6.17%
Annual Return 2007	3.67%
Annual Return 2008	(10.29%)
Annual Return 2009	17.31%
Annual Return 2010	7.88%